UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21177

Name of Fund: BlackRock California Insured Municipal Income Trust (BCK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock California Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
California - 137.6%	Benicia, California, Unified School District, GO, Series B,
	5.45%, 8/01/23 (a)(b)	$6,500	$2,649,465
	California Educational Facilities Authority Revenue Bonds
	(Scripps College), 5%, 8/01/31 (a)	2,385	2,582,740
	California State Department of Water Resources, Water
	System Revenue Refunding Bonds (Central Valley Project),
	Series AE, 5%, 12/01/28	2,500	2,390,350
	California State Public Works Board, Lease Revenue Bonds
	(Department of General Services - Capitol East End Complex),
	Series A, 5%, 12/01/27 (c)	5,000	4,212,250
	California State University, Systemwide Revenue Bonds,
	Series A, 5%, 11/01/39 (d)	2,000	1,735,960
	California State University, Systemwide Revenue Refunding
	Bonds, Series A, 5%, 11/01/30 (c)	4,000	3,633,240
	California Statewide Communities Development Authority Revenue
	Bonds (Adventist), Series B, 5%, 3/01/37 (e)	1,000	858,560
	California Statewide Communities Development Authority Revenue
	Bonds (Sutter Health), Series D, 5.05%, 8/15/38 (d)	5,000	4,426,250
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.907%, 8/01/30 (a)(b)(f)	3,055	809,880
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.915%, 8/01/31 (a)(b)(f)	3,180	789,467
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.919%, 8/01/32 (a)(b)(f)	3,300	765,138
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.924%, 8/01/33 (a)(b)(f)	3,440	744,485
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.894%, 8/01/34 (a)(b)(f)	3,575	719,969
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.896%, 8/01/35 (a)(b)(f)	3,275	614,849
	Desert, California, Community College District, GO, Series C,
	5%, 8/01/37 (d)	1,990	1,794,224
	Glendale, California, Community College District, GO
	(Election of 2002), Series D, 5%, 11/01/31 (a)	2,500	2,250,950
	Hemet, California, Unified School District, GO, Series B,
	5.125%, 8/01/37 (e)	2,140	1,952,985
	Imperial Irrigation District, California, Electric Revenue
	Refunding Bonds, 5%, 11/01/33	2,825	2,566,908

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

COP	Certificates of Participation
GO	General Obligation Bonds
VRDN	Variable Rate Demand Notes

BlackRock California Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
	Kaweah Delta Health Care District, California, Revenue
	Refunding Bonds, 6%, 8/01/12 (g)	$2,600	$2,992,548
	Los Angeles, California, Department of Water and Power,
	Waterworks Revenue Refunding Bonds, Series A, 5.125%,
	7/01/41 (f)	5,000	4,494,700
	Los Angeles, California, Wastewater System Revenue
	Refunding Bonds, Series A, 5%, 6/01/32 (a)(f)	6,025	5,548,242
	Los Angeles, California, Wastewater System Revenue
	Refunding Bonds, Sub-Series A, 5%, 6/01/27 (a)	5,000	4,624,450
	Los Angeles County, California, Metropolitan Transportation
	Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN,
	Second Senior Series A, 7%, 7/01/20 (a)(h)(i)	3,000	3,000,000
	Morongo, California, Unified School District, GO (Election of
	2005), Series A, 5.25%, 8/01/38 (e)	2,775	2,589,519
	Murrieta Valley, California, Unified School District, Public
	Financing Authority, Special Tax Revenue Bonds, Series A,
	5.125%, 9/01/26 (e)	1,000	867,680
	Napa, California, Water Revenue Bonds, 5%, 5/01/35 (c)	3,000	2,647,980
	Palomar Pomerado Health Care District, California, GO
	(Election of 2004), Series A, 5.125%, 8/01/37 (a)	1,850	1,715,209
	Riverside, California, Unified School District, GO (Election of
	2001), Series A, 5%, 2/01/27 (a)(f)	5,000	4,580,200
	Sacramento, California, Area Flood Control Agency, Special
	Assessment Refunding Bonds (Consolidated Capital
	Assessment District), Series A, 5%, 10/01/32 (a)(f)	2,125	1,919,406
	San Joaquin Hills, California, Transportation Corridor Agency, Toll
	Road Revenue Refunding Bonds, Series A, 5.45%, 1/15/31 (a)(b)	20,000	4,271,400
	San Jose, California, Financing Authority, Lease Revenue
	Refunding Bonds (Civic Center Project), Series B, 5%,
	6/01/37 (c)	6,000	5,319,300
	Stockton, California, Unified School District, GO (Election of
	2005), 5%, 8/01/31 (d)	3,000	2,763,000
	Tustin, California, Unified School District, Senior Lien Special
	Tax Bonds (Community Facilities District Number 97-1), Series
	A, 5%, 9/01/38 (d)	3,000	2,615,670
	West Contra Costa, California, Unified School District, GO
	(Election of 2005), Series B, 5.625%, 8/01/35 (j)	2,000	1,992,980
	Total Municipal Bonds - 137.6%		87,439,954
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (k)
California - 15.3%	Alameda County, California, Joint Powers Authority, Lease
	Revenue Refunding Bonds, 5%, 12/01/34 (d)	1,200	1,060,476
	San Diego County, California, Water Authority, Water Revenue
	Refunding Bonds, COP, Series A, 5%, 5/01/32 (a)	5,292	4,899,754

BlackRock California Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (k)	(000)	Value
San Diego County, California, Water Authority, Water Revenue
Refunding Bonds, COP, Series A, 5%, 5/01/33 (d)	$4,250	$3,748,203
Total Municipal Bonds Transferred to
Tender Option Bond Trusts - 15.3%		9,708,433
Total Long-Term Investments (Cost - $107,651,038) - 152.9%		97,148,387
Short-Term Securities	Shares
CMA California Municipal Money Fund, 0.51% (l)(m)	8,101,527	8,101,527
Total Short-Term Securities (Cost - $8,101,527) - 12.8%		8,101,527
Total Investments (Cost - $115,752,565*) - 165.7%		105,249,914
Other Assets Less Liabilities - 1.9%		1,226,521
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (8.5)%		(5,379,293)
Preferred Shares, at Redemption Value - (59.1)%		(37,561,299)
Net Assets Applicable to Common Shares - 100.0%		$63,535,843

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$110,577,948
Gross unrealized appreciation	$506,114
Gross unrealized depreciation	(11,205,997)
Net unrealized depreciation	$(10,699,883)

(a)	MBIA Insured.
(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(c)	AMBAC Insured.
(d)	FSA Insured.
(e)	Assured Guaranty Insured.
(f)	FGIC Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(i)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(j)	BHAC Insured.
(k)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	1,828,660	$56,142
(m)	Represents the current yield as of report date.

BlackRock California Insured Municipal Income Trust
Schedule of Investments November 30, 2008 (Unaudited)
•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

	Valuation	Investments in
	Inputs	Securities
Level 1		$8,101,527
Level 2		97,148,387
Level 3		-
Total		$105,249,914

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock California Insured Municipal Income Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock California Insured Municipal Income Trust

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock California Insured Municipal Income Trust

Date: January 20, 2009